Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (13,369,749)	$ 4,282,368	$ 3,155,321